Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net [Line Items]
Depreciation expenses	$ 235,827	$ 1,041,234	$ 1,092,957
Research and development expenses	2,195,161	5,198,329	$ 9,219,595
Loss on disposal of property, plant and equipment	58,621	79,822
Hong Kong healthcare services [Member]
Property and Equipment, Net [Line Items]
Other operating expenses		$ 28,128
Leasehold Improvements, Furniture and Fixtures and Office Equipment [Member]
Property and Equipment, Net [Line Items]
Research and development expenses	1,421,782
Office Equipment [Member]
Property and Equipment, Net [Line Items]
Research and development expenses	$ 5,520